PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2010
PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS
NOTE 25 – PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS

a) Description of the Plans

Itaú Unibanco Holding and certain of its subsidiaries sponsor several defined benefit and variable contribution plans, which basic purpose is granting benefits that, in general, provide a life annuity benefit, and depending on the regulation of each plan may be converted into survivorship annuities. They also sponsor defined contribution plans.

The plans cover substantially all full-time employees hired up to July 31, 2002 of Itaú Unibanco Holding in Brazil and a small number of employees of its subsidiaries and affiliates abroad, as well as qualified employees of certain subsidiaries we acquired. As regards to new employees hired after August 1, 2002, they have the option to voluntarily participate in a defined contribution plan (PGBL), managed by Itaú Vida e Previdência S.A. Contributions to this defined contribution plan were R$ 26, R$ 9, and R$ 10 for the years ended December 31, 2010, 2009 and 2008, respectively. We also have defined contribution plans for employees of subsidiaries acquired and we contributed with R$ 16, R$ 1 and R$ 1 in  2010, 2009 and 2008.

The assets of the plans are invested in separate funds restricted to the only purpose of providing benefits to eligible employees, and held independently from Itaú Unibanco Holding. Such funds are held by independent legal entities as detailed below. All of these are defined benefit plans, unless otherwise indicated:

Benefit plan	Independent holder of the plan assets
Plano de Aposentadoria Complementar – PAC	Fundação Itaubanco
Plano de Benefício Franprev – PBF	Fundação Itaubanco
Plano de Benefício 002 – PB 002	Fundação Itaubanco
Plano Básico Itaulam - PBI	Fundação Itaubanco
Plano Suplementar Itaulam - PSI (*)	Fundação Itaubanco
Plano Itaubanco CD (**)	Fundação Itaubanco
Plano de Aposentadoria Complementar Móvel Vitalícia - ACMV	Fundação Bemgeprev
Plano de Benefícios Funbep I	Funbep Fundo de Pensão Multipatrocinado
Plano de Benefícios Funbep II (*)	Funbep Fundo de Pensão Multipatrocinado
Plano de Benefícios Prebeg	Caixa de Previdência dos Funcionários do BEG
Plano de Aposentadoria ItauBank (**)	ItauBank Sociedade de Previdência
Plano Itaú BD Itaú – PIBD	Itaú Fundo Multipatrocinado
Plano Itaú CD Itaú – PICD (*)	Itaú Fundo Multipatrocinado
Plano de Aposentadoria Redecard Básico – PARB	Múltipla – Multiempresas de Previdência Complementar
Plano de Aposentadoria Redecard Suplementar – PARS (*)	Múltipla – Multiempresas de Previdência Complementar
Plano de Previdência Unibanco (**)	UBB PREV – Previdência Complementar
Plano Básico	UBB PREV – Previdência Complementar
Plano IJMS	UBB PREV – Previdência Complementar
Plano de Benefícios II - Banorte	Banorte Fundação Manoel Baptista da Silva de Seguridade Social
(*) Variable contribution benefit plans.
(**) Defined contribution benefit plans.

Contributions are made by Itaú Unibanco Holding and its subsidiaries and by the participants, based on actuarial studies prepared by independent actuaries, except in the case of "PAC", “ACMV”, “PBI”, “PIBD”; “PARB” and “Basic” plans, which are funded exclusively by Itaú Unibanco Holding and certain of its subsidiaries. At December 31, 2010, contributions by Itaú Unibanco Holding and its subsidiaries to the different plans range from 0.12% to 14.54% of the payroll related to the participants, and participant employees contribute amounts of up to 9.90% of their salaries.

Management of allocation among segments has the general objective of searching for long-term equilibrium between the assets and obligations of each plan by exceeding actuarial targets. The manager may be authorized to make tactical allocations with the purpose of overcoming the benchmarks set.

In relation to the funds guaranteeing mathematical provisions, the management shall guarantee to beneficiaries the adjustment of their funds using actuarial targets, such as the cash-flow matching or immunization procedure.
Regarding the remaining funds not related to the obligations above, the funds shall be allocated in order to maximize the risk-return ratio through the average optimization versus variance models.

Currently, allocation decisions are made on a bi-monthly basis by a Committee composed of the Investments Officers of the different entities and specialists from the main sponsors in a three phase process:

In the first phase, the macro-economic scenarios and the expected evolution of some basic economic variables, such as spot interest, foreign exchange and inflation rates and Brazil risk rating are projected. Alternative (optimistic and pessimistic) scenarios are also determined in addition to the basic scenario.

In the second phase, based on the basic scenario, individual amounts are projected for different risk factors (fixed interest rates, interest rates based on IGP-M, US dollar-based interest rates, BOVESPA index, discounts or premiums on Financial Treasury Bills, etc). These amounts are then used to estimate the expected prices of assets for a certain investment period. The expected return for each asset is calculated based on these prices. Currently, the investment period is a quarter, but there are estimates for longer periods (1 and 2 years). These periods are reviewed according to the volatility expected for the macro-economic scenario.

In the third and last phase, the average optimization versus variance model is processed (to deal with the uncertainty of expectations), obtaining the efficient limits for each Plan. Based on these limits and the current composition of the portfolio, the new allocations to the Plan assets are then determined. In this process,  investment restrictions specific of each portfolio are considered. In addition, movement decisions are made so as to minimize the direct (brokerage, fees, etc.) and indirect (market impact on prices) transaction costs.

At December 31, 2010 the allocation of plan assets, by type of asset and level of the fair value hierarchy (Note 28), are as follows:

Categories	Total 2010	Level 1	Level 2	Level 3
Fixed-income securities	9,404	7,455	1,891	58
Federal government securities	7,334	7,334	-	-
Private securities	2,070	121	1,891	58
Real estate receivable certificate	13	-	-	13
Other securities	2,057	121	1,891	45
Other types of investments	13	-	-	13
Mezanino Fund	13	-	-	13
Variable-income securities	1,462	1,462	-	-
Shares	490	490	-	-
Group shares	972	972	-	-
Real estate	349	-	-	349
Total	11,228	8,917	1,891	420

Categories	Total 2009	Level 1	Level 2	Level 3
Fixed-income securities	12,725	10,519	2,179	27
Federal government securities	9,859	9,854	5	-
Private securities	2,866	665	2,174	27
Real estate receivable certificate	19	-	-	19
Other securities	2,847	665	2,174	8
Other types of investments	12	-	-	12
Mezanino Fund	12	-	-	12
Variable-income securities	1,490	1,490	-	-
Shares	436	436	-	-
Group shares	1,054	1,054	-	-
Real estate	310	-	-	310
Total	14,537	12,009	2,179	349

See below the changes in the level 3 plan assets:

Categories	2010	2009
Balance at December 31, 2009	349	368
Returns on assets	38	(25)
Purchase / (sale)	33	5
Transfer to level 3	-	1
Balance at December 31, 2010	420	349

b) Curtailment and partial settlement of the Plano de Aposentadoria Complementar – PAC and set up of Itaubanco CD Defined Contribution Plan

In 2010, the active participants of the Plano de Aposentadoria Complementar ("PAC") were offered the opportunity to voluntary transfer to the newly-set up Itaúbanco CD Defined Contribution Plan. Those participants who have opted not to transfer to Itaubanco CD Defined Contribution Plan will remain in the PAC, without any interruption, and will have their rights guaranteed.

The participants contributing to PAC who have opted for the voluntary transfer to the Itaubanco CD Defined Contribution Plan had all their obligations settled by PAC by means of an initial contribution of assets previously held by PAC to the corresponding individual accounts in the Itaúbanco CD Defined Contribution Plan. PAC is no longer responsible for any retirement benefit obligations within the scope of PAC in relation to those  participants. The voluntary transfer to the Itaubanco CD Defined Contribution Plan resulted in a curtailment and partial settlement of obligations of PAC.

Based on a report prepared by an independent actuary, the table below shows the change in the plan assets and the projected benefit obligation, including the effects on assets and obligations of the curtailment and partial settlement.

Pension plans	Quarter ended March 31, 2010
(I) Projected benefit obligation
At the beginning of the period	6,649
Effect of curtailment recognized in income	(1,071)
Recalculation of benefit obligations to settlement amount	1,144
Partial settlement – Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)
Service cost	51
Interest cost	168
Benefits paid	(42)
Actuarial loss (gain)	18
At the end of the period	3,249

(II) Plan assets at market value
At the beginning of the period	9,020
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)
Return on plan assets	343
Benefits paid	(42)
At the end of the period	4,177

(III) Funded status (II - I)	928

Upon the partial settlement of PAC, assets were transferred from PAC to the Itaubanco CD Defined Contribution Plan in excess of the amount initially credited to the individual accounts of transferred participants. The excess of assets was R$ 1,476 at the transfer date on April 1, 2010, and R$ 1,648 at December 31, 2010, and those excess assets are not attributed to the Itaubanco CD Defined Contribution Plan participants. These assets are available for the required contributions under the Itaubanco CD Defined Contribution Plan and while those assets are not contributed to participants, Itaú Unibanco Holding will bear risks and rewards. Contributions to participant accounts with excess assets are recognized as expense when the contributions are due.  The excess assets are accounted for as part of Itaú Unibanco Holding investment portfolio and, therefore, are recorded  in assets, either as trading assets or real estate, as the case may be. Itaú Unibanco Holding shares included in the excess assets are recognized as treasury shares in the consolidated financial statements.

c) Summary of changes in the Funded status

Based on reports prepared by independent actuaries, the changes in the projected benefit obligation and in the plan assets, and the amounts recognized in Itaú Unibanco Holding balance sheet as of December 31, 2010, 2009 and 2008 are as follows:

Pension plans	2010	2009	2008
(I) Projected benefit obligation
At the befinning of the year	11,990	11,078	9,368
Effect of curtailment recognized in income	(1,071)	-	-
Recalculation of benefit obligations to settlement amount	1,144	-	-
Partial settlement - Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)	-	-
UBB Prev and Banorte Plans	-	186	-
Basic Redecard Plan	-	43	-
Service cost	127	240	209
Benefits paid	(769)	(539)	(466)
Interest cost	953	1,133	937
Actuarial loss (gain)	1,164	(151)	1,029
At the end of the year	9,870	11,990	11,078

(II) Plan assets at market value	14,537	12,657	12,585
At the beginning of the year	-	-	-
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)	-	-
UBB Prev and Banorte Plans	-	191	-
Basic Redecard Plan	-	45	-
Contributions received
Employer	41	35	24
Employees	10	34	32
Return on plan assets	2,553	2,113	482
Benefits paid	(769)	(538)	(466)
At the end of the year	11,228	14,537	12,657

(III) Funded status (II - I)	1,358	2,547	1,579

Prepaid pension benefits (accrued pension benefits), net	1,358	2,547	1,579
Pension plan prepaid assets (Note 14)	1,481	2,743	1,903
Accrued retirement plan benefits (Note 18)	(123)	(196)	(324)

d) Other information

Itaú Unibanco Holding and its subsidiaries do not offer other post-employment benefits, except in those cases arising from maintenance of commitments according to the acquisition agreements signed by Itaú Unibanco Holding, under the terms and conditions established, in which health plans are totally or partially sponsored for former employees and beneficiaries. The accrued projected accumulated benefit liabilities reached R$ 105, R$ 100, and R$ 92 at December 31, 2010, 2009 and 2008, respectively.

e) Net period pension cost

The period pension cost, as defined by ASC 715-20, includes the following elements for the twelve-month periods ended December 31, 2010, 2009 and 2008:

	12/31/2010	12/31/2009	12/31/2008
Service cost	127	240	209
Interest cost	953	1,133	937
Expected return on plan assets	(1,328)	(1,558)	(1,524)
Amortization of actuarial loss (gain)	(10)	1	(113)
Gains on curtailment of PAC	(1,071)	-	-
Loss on partial settlement of PAC – recognition in income on a pro rata basis of the amount recorded in other comprehensive income	72	-	-
Employee contributions	(9)	(9)	(9)
Net pension cost (benefit)	(1,266)	(193)	(500)

The accumulated benefit obligation of the plans under the ASC 715-20 were R$ 9,452, R$ 10,897 and R$ 9,718 for the years ended December 31, 2010, 2009 and 2008, respectively.

We expect to contribute R$ 28 to the defined retirement plans sponsored by us in 2011.

The following table shows the annually estimated benefit payments from 2011 to 2015 and the estimated benefit on an aggregated basis from 2016 to 2020.

Period	Estimated payment
2011	392
2012	407
2013	423
2014	441
2015	460
2016 to 2020	4,280

The actuarial assumptions used were as follows and include an expected level of inflation of 4% p.a..

	2010	2009	2008
Discount rate for determining projected benefit obligations	9.7%	10.2%	10.2%
Rate of increase in compensation levels (depending on the specific group of employees)	4% to 7.1%	4% to 7.1%	4% to 7.1%
Expected long-term rate of return on plan assets	12.3%	12.3%	12.3%

Securities of Itaú Unibanco Holding and its subsidiaries included in plan assets amounted to R$ 114, R$ 150 and R$ 171 as of December 31, 2010, 2009 and 2008, respectively.